Marketable Securities And Other Investments (Schedule Of Proceeds And Gross Realized Gains And Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule Of Marketable Securities [Line Items]
Proceeds	¥ 25,231	¥ 35,091	¥ 10,117
Gross realized gains	18,659	22,095	5,158
Gross realized losses	¥ 377	¥ 101	¥ 875